NOTES RECEIVABLE (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
NOTES RECEIVABLE
Notes receivable			¥ 8,471,941	$ 1,228,120	¥ 10,828,308
Subsequent event
NOTES RECEIVABLE
Notes receivable	¥ 3,100,000	$ 400,000
Percentage of notes subsequently collected	36.2	36.2